Taxation - Disclosure of Tax on Profit (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current tax:
UK corporation tax on profit for the year	£ 456	£ 555	£ 610
Adjustments in respect of prior years	(22)	(27)	(13)
Total current tax	434	528	597
Deferred tax:
Charge/(credit) for the year	11	23	(11)
Adjustments in respect of prior years	1	9	11
Total deferred tax	12	32
Tax on profit	£ 446	£ 560	£ 597